Income taxes - Unrecognized Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 106	$ 138	$ 119
Prior period tax positions:
Increases	0	0	18
Decreases	(5)	(11)	(3)
Current period tax positions	8	8	9
Settlements	0	(16)	(5)
Statute expiration	0	(13)	0
Ending balance	$ 109	$ 106	$ 138